Equity (Details)							1 Months Ended	6 Months Ended
	Dec. 09, 2024 USD ($) shares	Sep. 30, 2024 HKD ($) $ / shares shares	Apr. 26, 2024 shares	Jan. 26, 2024 HKD ($) shares	Jan. 26, 2024 USD ($) $ / shares shares	Apr. 29, 2021 HKD ($) shares	Jan. 31, 2024 $ / shares shares	Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 HKD ($)	Mar. 31, 2025 USD ($) shares	Jun. 20, 2023 $ / shares shares	Feb. 27, 2023 shares	Apr. 16, 2021 shares	Mar. 11, 2021 shares
Equity [Line Items]
Authorized share capital (in Dollars) | $								$ 7,500,000
Ordinary shares		750,000,000						750,000,000			750,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.01						$ 0.01
Ordinary shares issued		13,647,500						13,847,500			13,847,500
Net proceeds from IPO (in Dollars)										$ 24,299,503
Granted restricted shares	600,000
Number of shares vested	200,000
Shares subscription receivable amount (in Dollars) | $		$ 90
Exercise price of warrants (in Dollars per share) | $ / shares							$ 4
Warrant issuance amount (in Dollars) | $											$ 116,815
Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.01
Ordinary shares issued												11,990,000	9,000	949	1
Warrant [Member]
Equity [Line Items]
Number of shares issued upon initial public offering							62,500
Warrants exercised and issued
Subscription Agreement [Member]
Equity [Line Items]
Aggregate shares						50
Cash consideration (in Dollars) | $						$ 160,000
Total amount received (in Dollars) | $						$ 8,000,000
Service Agreement [Member] | Market Research Consultancy Services [Member]
Equity [Line Items]
Number of shares issued to service provider			397,500
Restricted Stock [Member]
Equity [Line Items]
Restricted shares	600,000							200,000	200,000
Restricted shares value (in Dollars) | $	$ 936,000
IPO [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 4
Number of shares issued upon initial public offering				1,250,000	1,250,000
Price per share (in Dollars per share) | $ / shares					$ 4
Gross proceed of IPO before expense (in Dollars) | $					$ 5,000,000
Total gross proceed after deducting on expenses (in Dollars) | $				$ 14,713,303
Net proceeds from IPO (in Dollars) | $				$ 24,286,697
Over-Allotment Option [Member]
Equity [Line Items]
Additional ordinary shares				187,500	187,500